Borrowings (Tables)	12 Months Ended
Mar. 31, 2018
Summary of Security Details

The details of security provided by the Group in various countries, to various banks on the assets of Parent and subsidiaries are as follows:

		As at March 31,
		2017	2018	2018
		(₹ in million)	(₹ in million)	(US dollars in million)
Project buyers’ credit from banks (grouped under banks and financial institutions)	First pari passu charge on the entire current assets of the Company, both present and future. First pari passu charge on all rights, title, claim and benefit in all the whole of the current assets of the borrower, both present and future, including stock & raw material, stock in process, semi-finished, finished good and stores & spares not relating to plant and machinery (consumable stores & spares)	—	1,254	18
	Secured by first charge on entire stock of raw material, semi-finished goods, finished goods, consumable stores and spares and such other movables including book debts and bills of the Company’s Iron ore division at Goa and charge on Iron ore Goa’s all other current assets including outstanding monies and receivables on pari passu basis	—	16	1
	Other secured project buyers’ credit from banks	1,489	—	—

Working capital loans (grouped under banks and financial institutions)	Secured by first pari passu charge on current assets, present and future of the Company	6,618	3,078	47
	Secured by hypothecation of stock of raw materials, work-in-progress, semi-finished, finished products, consumable stores and spares, bills receivables, book debts and all other movables, both present and future in BALCO. The charges rank pari passu among banks under the multiple banking arrangements, for fund and non-fund based facilities	—	7	1
	First pari passu charge on the entire current assets of the Company, both present and future. First pari passu charge on all rights, title, claim and benefit in all the whole of the current assets of the borrower, both present and future, including stock & raw material, stock in process, semi finished, finished goods and stores & spares not relating to plant and machinery (consumable stores & spares)	—	6,389	97
	Secured by first charge on entire stock of raw material, semi-finished goods, finished goods, consumable stores and spares and all book debts of the Company’s Iron ore division at Goa on pari passu basis.	1,656	1,662	26
	Secured by a first pari passu charge on all present and future inventories, book debts and all other current assets of TSPL	—	5,886	90
	Secured by hypothecation of stock of raw materials, work-in-progress, semi-finished, finished products, consumable stores and spares, bills receivables, book debts and all other movables, both present and future in BALCO. The charges rank pari passu among banks under the multiple banking arrangements, both for fund based and non-fundbased facilities.	—	1,701	26

External commercial borrowings (grouped under banks and financial institutions)	The facility is secured by first pari passu charge on all movable property, plant and equipments related to power plants and aluminium smelters located at Korba both present and future along with secured lenders	4,791	4,858	75
	The facility is secured by first pari passu charge on all movable project assets related to 1200 MW power project and 3.25 LTPA Smelter project both present and future along with secured lenders at BALCO	3,231	3,252	50
	Other secured external commercial borrowings	15,125	—	—

Non-convertible Debentures	Secured by way of movable fixed assets in relation to the Lanjigarh Refinery Expansion Project including 210 MW Power Project for the Lanjigarh Refinery Expansion Project at Lanjigarh, Orissa	11,999	11,999	184

a) Secured by way of “movable fixed assets” in relation to the 1.6 MTPA Aluminium Smelter alongwith 1215 MW (135MW * 9) captive power plant located in Jharsuguda and 1 MTPA Alumina Refinery alongwith 90 MW Co-generation power plant located at Lanjigarh in Odisha State and shall include all present movable plant and machinery, machinery spares, tools and accessories, fixtures, mechanical and electrical equipments, machinery and all other movable fixed assets and all estate, right, title, interest, property, claims and demands whatsoever in relation to assets.

	b) Secured by whole of the movable fixed assets of the 1.6 MTPA Aluminium Smelter along with 1215 MW captive power plant in Jharsuguda and 1 MTPA alumina refinery alongwith 75 MW co-generation plant in Lanjigarh, including its movable plant and machinery, capital works-in-process, machinery spares, tools and accessories, and other movable fixed assets	25,000	25,000	384
	Secured by first Pari Passu charge on the movable fixed assets both present and future of 2400 MW (600 MW*4)Jharsuguda Power Plant	24,999	24,999	384
	Secured by way of first ranking pari passu charge on movable fixed assets in relation to the Lanjigarh Refinery Expansion Project (having capacity beyond 2 MTPA and upto 6 MTPA) situated at Lanjigarh, Orissa. The Lanjigarh Refinery Expansion Project shall specifically exclude the ‘1 MTPA alumina refinery of the Company along with 90 MW power plant in Lanjigarh’ and all its related capacity expansions.	15,500	15,500	238
	Secured by way of movable fixed assets of the Lanjigarh Refinery Expansion Project including 210 MW Power Project for the Lanjigarh Refinery Expansion Project with a minimum security cover of 1 time of the outstanding amount of the debenture	—	8,496	130
	Secured by First pari passu charge over Plant, Property, Equipment (excluding coal block) of BALCO.	—	4,994	77
	Secured by first pari passu charge on movable and/ or immovable fixed assets of TSPL with a minimum asset cover of 1 time during the tenure of NCD.	5,500	10,500	161
	Secured by first pari passu charge on movable and/ or immovable fixed assets of TSPL with a minimum asset cover of 1.1 times during the tenure of NCD.	9,983	9,998	154
	Secured by way of first pari-passu charge on the specific movable and/ or immovable property, plant and equipment of VGCB, as may be identified and notified by the Issuer to the Security Trustee from time to time, with minimum asset coverage of 1 time of the aggregate face value of bonds outstanding at any point of time.	—	4,250	65
	Other secured redeemable non-convertible debentures	43,770	—	—

Term Loans (grouped under banks and financial institutions)	Secured by first pari passu charge on fixed assets of TSPL both present and future.	36,401	40,754	626

Secured by first pari passu charge by way of hypothecation on the entire movable property, plant and equipments (including CWIP) of the Aluminium and Power Project, both present and future except for assets acquired under buyer’s credit where there is a second charge; and mortgage by deposit of documents of title of the land pertaining to the property, plant and equipments. Aluminium and Power project shall mean the manufacturing facilities comprising of (i) alumina refinery having output of 1 MTPA along with co-generation captive power plant with an aggregate capacity of 75 MW at Lanjigarh, Orissa. (ii) aluminium smelter having an output of 1.6 MTPA along with a 1215 (9x135) MW CPP at Jharsuguda, Orissa.

		26,588	20,480	315
	Secured by creating first pari-passu charge by way of hypothecation of the movable property, plant and equipments except for assets acquired under buyer’s credit where there is a second charge, and mortgage on all the immovable property, plant and equipments of the Aluminium Division of the Company, both present and future, including leasehold land.	92,923	55,206	848
	Secured by a first pari passu charge by way of hypothecation on the entire movable property, plant and equipments (including CWIP) of the project at the Company’s Jharsuguda Aluminium division except for assets acquired under buyer’s credit where there is a second charge, both present and future; and mortgage by deposit of documents of title of the land pertaining to the property, plant and equipments.	19,421	18,905	290
	Secured by aggregate of the property, plant and equipments of Aluminium Division and the Lanjigarh Expansion Project reduced by the outstanding amount of other borrowings having first pari passu charge on the property, plant and equipments of Aluminium division and the Lanjigarh Expansion Project except for assets acquired under buyer’s credit where there is a second charge.	12,450	12,332	189
	Secured by first pari passu charge on movable property, plant and equipments (except for coal block) of BALCO	—	15,110	232
	Secured by first pari passu charge on all present and future moveable fixed assets of BALCO including but not limited to plant & machinery, spares, tools and accessories of borrower (excluding of coal block assets ) by way of a deed of hypothecation.	—	9,879	152
	Charge on Cairn Energy Hydrocarbons Limited’s (CEH) all Banks Accounts, Cash & Investments, all receivables and current assets (but excluding any shares issued to CEH by its subsidaries, all of its right, title and interest in and to Production Sharing Contract and all of its fixed assets of any nature).	—	27,730	426
	Other secured term loans from banks	104,165	—	—

Other (grouped under banks and financial institutions)	Secured by way of first charge over AvanStrate’s asset	—	5,130	79

	Total	461,610	349,365	5,365

Summary of Movement in Borrowings

Movement in borrowings during the year is provided below:

	Borrowings due within one year	Borrowings due after one year	Total	Total
	(₹ in million)	(₹ in million)	(₹ in million)	(US dollars in million)
As at April 01, 2016	182,328	493,784	676,112
Cash flow	144,574	(108,525)	36,049
Other non cash changes	88,584	(55,045)	33,539
Foreign currency translation differences	(2,360)	2,440	80

As at March 31, 2017	413,126	332,654	745,780	11,454

Cash flow	(180,655)	7,974	(172,681)	(2,652)
Borrowings on acquisition through business combination	—	6,308	6,308	97
Other non cash changes	81,640	(80,097)	1,543	24
Foreign currency translation differences	(411)	1,049	638	10

As at March 31, 2018	313,700	267,888	581,588	8,933

Not later than one year [member]
Summary of Long-Term Borrowings

Short-term borrowings consist of:

	As at March 31,
	2017	2018	2018
	(₹ in million)	(₹ in million)	(US dollars in million)
Banks and financial institutions[a]	322,436	219,512	3,371
Current portion of long-term borrowings	90,690	94,188	1,447

Short-term and current portion of long term borrowings	413,126	313,700	4,818

Later than one year [member]
Summary of Long-Term Borrowings

Long-term borrowings consist of:

	As at March 31,
	2017	2018	2018
	(₹ in million)	(₹ in million)	(US dollars in million)
Banks and financial institutions	255,557	214,180	3,290
Non-convertible debentures	136,751	115,747	1,778
Redeemable preference shares (refer note 1)	30,100	30,100	462
Non-convertible bonds	—	1,136	17
Other	936	913	14

Long-term borrowings	423,344	362,076	5,561
Less: Current portion of long-term borrowings	(90,690)	(94,188)	(1,447)

Long-term borrowings, net of current portion	332,654	267,888	4,114

[a]	Includes ₹ 68,080 million as at March 31, 2017 which became current pursuant to cancellation of shares held by TMHL in Cairn India, upon the merger being effective as referred to in note 1. The same was classified as a non-current borrowing in earlier periods.

Non-convertible debentures [member]
Summary of Non-convertible Debentures Issued by the Group

Details of Non-convertible debentures issued by the Group have been provided below-

	As at March 31,
	2017	2018	2018
	(₹ in million)	(₹ in million)	(US dollars in million)
10.25% due August 2017	5,000	—	—
9.70% due September 2017	1,800	—	—
9.36% due October 2017	9,752	—	—
9.27% due November 2017	2,000	—	—
9.36% due December 2017	5,250	—	—
8.91% due April 2018	9,978	9,998	154
9.10% due April 2018**	24,990	24,999	384
9.17% due July 2018**	12,000	12,000	184
7.60% due May 2019	—	3,506	55
7.75% due September 2019	2,500	2,500	38
8.65% due September 2019	1,500	1,500	23
8.25% due October 2019	3,000	3,000	46
7.50% due November 2019**	2,000	2,000	31
8.20% due November 2019	3,000	3,000	46
7.90% due March 2020**	—	1,998	31
7.95% due April 2020**	3,000	3,000	46
8.70% due April 2020	6,000	6,000	92
8.00% due July 2020	—	2,996	46
7.85% due August 2020	—	5,000	77
9.45% due August 2020	19,990	20,000	307
8.25% due September 2020	—	4,250	65
7.80% due December 2020	—	5,000	77
8.75% due April 2021	2,500	2,500	38
8.75% due September 2021	2,500	2,500	38
9.40% due October 2022*	4,998	—	—
9.40% due November 2022*	4,997	—	—
9.24% due December 2022*	4,999	—	—
9.24% due December 2022*	4,997	—	—

Total	136,751	115,747	1,778

*	The NCDs have been pre-paid during the year
**	The debenture holders of these NCDs and the Company have put and call option at the end of 5 years from the respective date of the allotment of the NCDs